Shareholders’ Meetings	12 Months Ended
Dec. 31, 2025
Shareholders Meetings
Shareholders’ Meetings

Note	37 | Shareholders’ Meetings

The Company’s Ordinary and Extraordinary Shareholders’ Meeting held on April 28, 2025 resolved, among other issues, the following:

-	To approve the Company’s Annual Report and Financial Statements as of December 31, 2024.
-	To allocate the $ 272,128 profit for the year ended December 31, 2024 (which at the purchasing power of the currency at December 31, 2025 amounts to $ 357,981) as follows: $18,040 to the absorption of Accumulated losses, $13,606 to the setting up of the Statutory Reserve, and $240,482 to the setting up of the Discretionary Reserve (which at the purchasing power of the currency at December 31, 2025 amount to $23,735, $17,899 and $316,347, respectively), in accordance with the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550.
-	To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations.
-	To appoint Directors, Supervisory Committee members and the external auditors for the current fiscal year.

On March 5, 2026, the Company’s Ordinary Shareholders’ Meeting approved the increase in the amount of the Company’s Corporate Notes Program from up to USD 750,000,000 to up to USD 1,250,000,000, and delegated to the Board of Directors the determination of the remaining terms and conditions of the Program for a period of five years